CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	1,373,810,170	1,373,810,170
Redeemable convertible preferred stock, issued	0	1,373,730,625	1,373,730,625
Redeemable convertible preferred stock, outstanding	0	1,373,730,625	1,373,730,625
Redeemable convertible preferred stock, liquidation preference		$ 232,963
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	1,608,370,000	1,590,550,754
Common stock, shares issued	0	185,084	183,457
Common stock, shares outstanding		185,084
Series A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	0
Common stock, shares issued	21,375,402	0
Common stock, shares outstanding		0
Series B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	0
Common stock, shares issued	1,520,490	0
Common stock, shares outstanding	1,520,490	0